                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarus Capital Group Management LP
Address: 237 Park Avenue Suite 900
         New York NY 10017

Form 13F File Number: 28-12159

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ephraim Fields
Title:   Authorized Signatory
Phone:   212 808 7330

Signature, Place, and Date of Signing:


/s/ Ephraim Fields                          New York, NY        August 13, 2008
-------------------------------------   -------------------   ------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           19
Form 13F Information Table Value Total:       $16641
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

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
               COLUMN 1                    COLUMN 2     COLUMN 3  COLUMN 4 COLIMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                    VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
            NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x1000)  PRN AMT PRN CALL DESCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
CAPITAL SOUTHWEST CORP                 COM              140501107      912     8746 SH          SOLE               8746
CENVEO INC                             COM              15670S105      330    33801 SH          SOLE              33801
COMPASS DIVERSIFIED HOLDINGS           SH BEN INT       20451Q104     2392   209231 SH          SOLE             209231
DIEDRICH COFFEE                        COM              253675201       83    38862 SH          SOLE              38862
E COM VENTURES INC                     COM              26830K205     1183    70785 SH          SOLE              70785
EINSTEIN NOAH RESTAURANT GROUP INC     COM              28257U104      539    48696 SH          SOLE              48696
GSC INVESTMENT CORP                    COM              362493108      551    58963 SH          SOLE              58963
HERBALIFE LTD                          COM              G4412G101      556    14361 SH          SOLE              14361
HERCULES TECHNOLOGY GROWTH CAPITAL INC COM              427096508     2395   268216 SH          SOLE             268216
INNODATA ISOGEN INC                    COM              457642205     1192   425581 SH          SOLE             425581
KEY TECHNOLOGY INC                     COM              493143101     1728    54323 SH          SOLE              54323
MEXICAN RESTAURANTS INC                COM              59283R104      258    58103 SH          SOLE              58103
RICKS CABARET INTERNATIONAL INC        COM              765641303     1046    62282 SH          SOLE              62282
SUPERTEL HOSPITALITY INC MD            COM              868526104      857   172781 SH          SOLE             172781
TWIN DISC INC                          COM              901476101     1894    90504 SH          SOLE              90504
UNIFI INC                              COM              904677101       77    30700 SH          SOLE              30700
UNION STREET ACQUISITION CORP          W EXP 02/05/2011 908536113        3    33000 SH          SOLE              33000
VCG HOLDING CORP                       COM              91821K101      145    38663 SH          SOLE              38663
ZHONGPIN INC                           COM              98952K107      500    40000 SH          SOLE              40000